Mergers and acquisitions - Consideration for Franklin Financial Network (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Combination, Consideration Transferred [Abstract]
Shares and net shares outstanding (in shares) | shares	15,651,243
Goodwill resulting from merger | $			$ 31,961
Franklin Financial Network, Inc.
Business Combination, Consideration Transferred [Abstract]
Shares outstanding (in shares) | shares	15,588,337
Options converted to net shares (in shares) | shares	62,906
Number of shares outstanding including converted options (in shares) | shares	15,651,243
Exchange ratio	0.965
Shares to be issued as merger consideration (in shares) | shares	15,102,492
Issuance price (dollar per share) | $ / shares	$ 29.52
Value of stock to be issued as merger consideration | $	$ 445,826
Tax withholding on vested restricted stock awards, units and options | $	(1,308)
Value of stock issued | $	$ 444,518
Net shares issued (in shares) | shares	15,058,181
Stock units that do not vest on change in control (in shares) | shares	114,915
Replacement awards issued to employees (in shares) | shares	118,776
Fair value of replacement awards (in shares) | shares	3,506,000
Fair value of replacement awards attributable to pre-combination service | $	$ 674
Cash consideration per share (dollar per share) | $ / shares	$ 2.00
Cash to be paid | $	$ 31,330
Purchase price | $	477,830
Preliminary fair value of net assets acquired | $	410,639
Goodwill resulting from merger | $	$ 67,191	$ 67,191
Equivalent value of parent stock (in shares) | shares	44,311
Cash paid in lieu of fractional shares | $	$ 28